Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Additional Paid-In Capital [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings (Deficit) [Member]	Total
Balance at Dec. 31, 2017	$ 30,273	$ 67,227			$ 97,500
Balance, shares at Dec. 31, 2017
Income (loss) for the year				(279,281)	(279,281)
Recapitalization		(68,367)		68,367
Foreign currency translation gain			3,345		3,345
Balance at Dec. 31, 2018	$ 30,273	(1,140)	3,345	(210,914)	(178,436)
Balance, shares at Dec. 31, 2018
Income (loss) for the year				373,939	373,939
Foreign currency translation gain			(3,256)		(3,256)
Balance at Dec. 31, 2019	$ 30,273	$ (1,140)	$ 89	$ 163,025	$ 192,247